Financial Risk Management - Market Price Fluctuations - Narrative (Details) CAD in Millions, $ in Millions		2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 19, 2017	Mar. 09, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on investments				$ 1,467.5	$ (1,203.6)
Notional amount			$ 4,783.5	6,396.9	4,783.5
Market value			203.3	204.3	203.3
Net change in unrealized gains (losses)				612.2	(841.3)
Gains (losses) on hedge of net investment in Canadian subsidiaries				(106.3)	(37.5)
Equity total return swaps – short positions
Disclosure of detailed information about financial instruments [line items]
Notional amount of derivatives settled			6,350.6	1,202.9	6,350.6
Net gains (losses) on investments				(237.9)	(955.2)
Realized loss on derivatives			2,665.4	553.1	2,665.4
Unrealized loss on derivatives		$ 190.9		315.2	1,710.2
Notional amount			1,623.0	892.5	1,623.0
Market value			10.4	11.8	10.4
CPI-linked derivative contracts
Disclosure of detailed information about financial instruments [line items]
Unrealized loss on derivatives				$ 638.8	$ 586.6
Average life (in years)				4 years 7 months 6 days	5 years 7 months 6 days
Notional amount			110,365.5	$ 117,254.6	$ 110,365.5
Market value			83.4	39.6	83.4
Subsequent event | Equity total return swaps – short positions
Disclosure of detailed information about financial instruments [line items]
Notional amount of derivatives settled		481.3
Net gains (losses) on investments		(8.1)
Realized loss on derivatives		199.0
Unrealized loss on derivatives		190.9
Notional amount		$ 509.0
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on investments				233.1	(39.4)
Notional amount			638.2	833.8	638.2
Market value			638.2	833.8	638.2
Equity price risk | Equity total return swaps – short positions
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on investments				(408.7)	(208.0)
Notional amount			(1,623.0)	(892.5)	(1,623.0)
Market value			(67.7)	(0.3)	(67.7)
Equity price risk | Investment Portfolio With Ten Largest Issuers
Disclosure of detailed information about financial instruments [line items]
Common equity instrument			$ 2,113.8	$ 3,138.1	$ 2,113.8
Risk exposure percentage			7.40%	8.00%	7.40%	8.00%	7.40%
Equity price risk | Investment Portfolio With Single Largest Issuer
Disclosure of detailed information about financial instruments [line items]
Common equity instrument			$ 391.7	$ 549.0	$ 391.7
Risk exposure percentage			1.40%	1.40%	1.40%	1.40%	1.40%
Equity price risk | Investments in associates and subsidiary
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on investments				$ 69.8	$ 0.0
Notional amount			$ 1,752.5	$ 3,846.2	$ 1,752.5
Other price risk | CPI-linked derivative contracts
Disclosure of detailed information about financial instruments [line items]
Average life (in years)				4 years 7 months 6 days	5 years 7 months 6 days
Net change in unrealized gains (losses)				$ (71.0)	$ (196.2)
Currency risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments				5.00%
Common Stock, Other Funds
Disclosure of detailed information about financial instruments [line items]
Portfolio investments			157.1	$ 90.9	157.1
Bottom of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments				5.00%
Top of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments				10.00%
Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings | CAD						CAD 2,212.9	CAD 1,975.0
Borrowings at fair value			$ 1,618.1	$ 1,868.6	$ 1,618.1
ICICI Lombard General Insurance Company Limited
Disclosure of detailed information about financial instruments [line items]
Ownership percentage	9.90%			0.00%	34.60%